TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST	TRANSACTIONS WITH PARTIES-IN-INTEREST
During 2025, the Plan received dividends from the Bank’s common stock it held of $11,315,470. Purchases and sales of the Bank’s common stock in 2025 were $50,645,341 and $68,422,306, respectively. The amount of purchases included $19,765,063 of exchanges that were made by participants from other investments in the Plan during 2025.
As of December 31, 2025 and 2024, the Plan’s assets include $808,718,351 and $711,529,168, respectively, of investment assets that are issued and managed by affiliates of Fidelity, the Trustee of the Plan.